INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Customer	Operating	Operating	Favorable
	relationship	lease	license	lease
	intangibles	intangibles	intangibles	intangibles	Technology	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2024	—	—	192,042	13,128	92,613	25,504	323,287
Addition of software	—	—	—	—	—	9,873	9,873
Decrease from disposal of centers	—	—	(3,938)	—	—	(725)	(4,663)
Amortization expenses	—	—	(12,546)	(1,565)	(13,299)	(8,945)	(36,355)
Intangible assets, net at December 31, 2024	—	—	175,558	11,563	79,314	25,707	292,142

Intangible assets, net at December 31, 2024, in US$	—	—	24,051	1,584	10,866	3,522	40,023

At December 31, 2024
Intangible assets, cost	32,449	418	248,440	21,010	132,190	54,969	489,476
Less: accumulated amortization	(31,486)	(418)	(72,882)	(9,447)	(52,876)	(29,262)	(196,371)
Less: intangible asset impairment	(963)	—	—	—	—	—	(963)
Intangible assets, net at December 31, 2024	—	—	175,558	11,563	79,314	25,707	292,142

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2025	35,959	4,926
2026	34,455	4,720
2027	29,395	4,027
2028	28,596	3,918
2029	163,736	22,432